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   As filed with the Securities and Exchange Commission on November 10, 2005

                            REGISTRATION NO. 33-47703

                                    811-6654

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         PRE-EFFECTIVE AMENDMENT NO. [ ]

                       POST-EFFECTIVE AMENDMENT NO. 44 [X]

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                AMENDMENT NO. 47

                        (CHECK APPROPRIATE BOX OR BOXES)

                            BNY HAMILTON FUNDS, INC.

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   3435 Stelzer Road
                    Columbus, Ohio                              43219-3035
        (Address of Principal Executive Offices)                (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (614) 470-8000

                                                              Copy to:
                Nimish Bhatt                            John Baumgardner, Jr.
              3435 Stelzer Road                        Sullivan & Cromwell LLP
          Columbus, Ohio 43219-3035                       125 Broad Street
   (Name and Address of Agent for Service)            New York, New York 10004

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

        [ ] immediately upon filing pursuant to paragraph (b)
        [X] on November 15, 2005 pursuant to paragraph (b)
        [ ] 60 days after filing pursuant to paragraph (a)(1)
        [ ] on (date) pursuant to paragraph (a)(1)
        [ ] 75 days after filing pursuant to paragraph (a)(2)
        [ ] on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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This Post-Effective Amendment No. 44 to the Registration Statement of BNY
Hamilton Funds, Inc. (the "Registrant") incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 43 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission on September 14, 2005.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and the State of New York on the 10th day of November, 2005.

                                              BNY HAMILTON FUNDS, INC.

                                              By  /s/ Kevin J. Bannon
                                                  ---------------------------
                                                  Kevin J. Bannon
                                                  Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 10th day of November, 2005.

           Name                          Title
           ----                          -----
      Edward L. Gardner*         Director and Chairman of the Board of Directors

        James E. Quinn*          Director

          Karen Osar*            Director

          Kim Kelly*             Director

        John R. Alchin*          Director

     Newton P.S. Merrill*        Director

      /s/ Guy Nordahl            Treasurer and Principal Accounting Officer

*By  /s/ Daniel Igo
     -----------------------------------
     Daniel Igo
     Attorney-in-Fact pursuant to a power of attorney